Other Liabilities - Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities
Current financial liabilities	$ 149	$ 152
Employee compensation	67	77
Accrued expenses	41	51
Contract liabilities	39	36
Accrued interest payable	36	66
Operating lease liability	25	24
Customer refund liability	30	36
Taxes other than income taxes	20	52
Restructuring	15	18
Income taxes payable	14	42
Derivative liability	3	48
Other	69	17
Total other current liabilities	$ 508	$ 619